Filed pursuant to Rule 497(j)
                                      Registration Nos. 333-176976 and 811-22245


CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                               December 2, 2019

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:            First Trust Exchange-Traded Fund III
                  Registration Nos. 333-176976 and 811-22245
            -------------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund III (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Municipal High Income ETF, First Trust Horizon Managed Volatility Developed International ETF, First Trust Horizon Managed Volatility Domestic ETF, First Trust California Municipal High Income ETF, First Trust Ultra Short Duration Municipal ETF and First Trust Short Duration Managed Municipal ETF, each a series of the Registrant. Post-Effective Amendment No. 103, which was the most recent amendment to the Registration Statement and was filed electronically with the Securities and Exchange Commission on November 27, 2019.

     If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.



                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP


                                             By: /s/ Morrison C. Warren
                                                -------------------------------
                                                     Morrison C. Warren